Acquisitions and disposals - Shenlanbao (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Jul. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023	Dec. 31, 2022 CNY (¥)
Acquisitions and disposal
Goodwill				¥ 80,751	$ 11,547	¥ 80,751	¥ 80,751		¥ 3,420
Increase in APIC due to acquisition of NCI				¥ 65,085
Shenlanbao
Acquisitions and disposal
Percentage of ownership	100.00%
Shenlanbao
Acquisitions and disposal
Percentage of voting interest to be acquired								100.00%
Percentage of voting interest acquired in step acquisition			60.00%
Consideration			¥ 216,000
Remaining percentage of ownership interest acquire upon satisfaction of condition			40.00%
Net assets acquired			¥ 144,215
Goodwill			77,331
Deferred tax liabilities			(30,250)
Mezzanine Equity: Redeemable non-controlling interests			(96,296)
Total			216,000
Cash and cash equivalents and restricted cash			20,095
Short-term investments			72,631
Accounts receivable			46,582
Contract assets			54,077
Accrued expenses and other current liabilities			59,226
Amount of goodwill from acquisition deductible for tax purposes			0
Total consideration for remaining equity interests to be acquired		¥ 7,169
Decrease of noncontrolling interests	¥ 72,254
Increase in APIC due to acquisition of NCI	¥ 65,085
Shenlanbao | Trademark
Acquisitions and disposal
Newly identified and appreciation of intangible assets			75,000
Shenlanbao | Insurance brokerage license
Acquisitions and disposal
Newly identified and appreciation of intangible assets			¥ 46,000